SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2023 item
Electric vehicles | Nonrelated party
RESTATEMENT OF THE FINANCIAL STATEMENTS
Number of vehicles sold	205
Electric vehicles | GSM JSC | Related party
RESTATEMENT OF THE FINANCIAL STATEMENTS
Number of vehicles sold	454
e-scooters | GSM JSC | Related party
RESTATEMENT OF THE FINANCIAL STATEMENTS
Number of vehicles sold	2,192